Business and Organization - Additional Information (Detail)			3 Months Ended
	Mar. 06, 2015 USD ($) $ / shares shares	Feb. 28, 2015 USD ($) shares	Mar. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares
Organization and Financial Statements Disclosure [Line Items]
Common stock, shares issued | shares			14,508,177	4,944,000
Redemption of pre merger common stock shares | shares	5,000,000
Aggregate consideration of redemption	$ 70,000
Professional costs	$ 30,000
Percentage by Parent	100.00%
Proceeds from issuance of common stock, net			$ 51,580,000
Reverse merger common share exchange ratio			0.5
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001
Private Placement
Organization and Financial Statements Disclosure [Line Items]
Common stock, shares issued | shares	16,561,396
Common stock, issued price per share | $ / shares	$ 3.16
Proceeds from issuance of common stock, net	$ 52,300,000
Common stock, shares exchanged | shares	8,280,696	1,204,870
Convertible promissory notes accrued interest		$ 115,000
Conversion of common stock		$ 7,500,000